Non-controlling interests and redeemable non-controlling interests - Schedule of Change in Non-Controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	$ 1,468,300
Regulatory asset attributable to non-controlling interests	(2,500)	$ 1,600
Closing balance	407,200	1,468,300
Non-controlling interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	77,300	70,100
Net earnings (loss) attributable to NCI	7,400	5,700
Contributions received, net	0	0
Dividends and distributions declared	(6,000)	(3,100)
Regulatory asset attributable to non-controlling interests	0	0
OCI	0	4,600
Closing balance	78,700	77,300
Class A Units | Class A Partnership Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	399,000	481,400
Net earnings (loss) attributable to NCI	(79,900)	(79,300)
Contributions received, net	6,900	2,000
Dividends and distributions declared	0	(3,500)
Regulatory asset attributable to non-controlling interests	2,500	(1,600)
OCI	0	0
Closing balance	$ 328,500	$ 399,000